Document and Entity Information	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2026
Entity File Number	001-33117
Entity Registrant Name	GLOBALSTAR, INC.
Entity Central Index Key	0001366868
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-2116508
Entity Address, Address Line One	1351 Holiday Square Blvd.
Entity Address, City or Town	Covington
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70433
City Area Code	985
Local Phone Number	335-1500
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GSAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false